CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Issuance cost paid net	¥ 69,498
Issuance cost paid	120,099
capped call option	373,139
Supplemental disclosure of cash flow information
Income taxes paid	1,252,830	$ 181,643	¥ 1,139,981	¥ 991,360
Interest expense paid	177,457	25,729	126,813	34,617
Supplemental disclosure on non-cash information
Cash dividends declared in payables	730	106	321	9,673
Purchase of property and equipment included in payables	1,212,476	175,792	980,801	983,482
Purchase of property and equipment using prepayments recorded in other non-current assets	6,957	1,009	19,723	126,199
Purchase of land use rights using prepayments recorded in other non-current assets	174,117	25,245	¥ 206,050	¥ 183,004
Net off acquisition consideration payable with receivables from disposal of equity interests in subsidiaries	¥ 22,942	$ 3,326